Other financial liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other financial liabilities [Abstract]
Credit card obligations		R$ 32,049,712	R$ 25,420,237	R$ 20,611,690
Unsettled financial transactions	[1]	3,905,236	3,829,374	5,814,199
Dividends payable		4,553,914	4,346,128	2,846,433
Tax collection accounts - Tax payables		1,077,860	1,157,386	879,834
Liability associated with the transfer of assets (Note 10.g)		428,248	774,673	190,333
Other financial liabilities	[2]	2,245,765	1,351,301	1,730,156
Total		R$ 44,260,735	R$ 36,879,099	R$ 32,072,645

[1]	Includes operations to settle with B3 S.A. (Current Company Name of BM&FBovespa) and payment orders in foreign currency.
[2]	On December 31, 2017, includes the financial liabilities in the amount of R$484 million (2016 and 2015 - R$307 million) related to the put option's commitment of the shares held by Banco Bonsucesso and R$1,223 million (2016 and 2015 - R$950 million) related to the put option having as object the shares held by non-controlling of Getnet SA.